                             LIQUID ASSET PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                                                                    NMATR8090699

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                         June 30, 1999
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   TED GIULIANO & JOSEPHINE MAHANEY, PORTFOLIO CO-MANAGERS
   The portfolio produced a 1.99% return* during the first six months of 1999, while its benchmark, the IBC/Taxable First Tier Average, provided a 1.05% return. The portfolio co-managers, Ted Giuliano and Josephine Mahaney, attribute the portfolio's performance to their conservative investment approach, which helped position the portfolio to maximize investment opportunities resulting from rising interest rates during the first half of 1999.
   Longer-term interest rates rose throughout the first six months of the year amid stronger-than-expected economic growth in both the United States and overseas. Money market rates also rose in anticipation of a change in monetary policy. The Federal Reserve Board raised key short-term interest rates modestly at the end of June in an attempt to forestall a reacceleration of inflation. In effect, the Federal Reserve offset part of the interest-rate reductions that they had implemented last fall to add liquidity and calm the international market crisis of the period.
   In this environment, the portfolio co-managers kept a conservative posture in order to be ready for higher interest rates. Accordingly, Giuliano and Mahaney maintained the portfolio's shorter-than-average maturity throughout most of the six-month period in order to take advantage of rising reinvestment rates. In addition, in the second half of the reporting period, the portfolio co-managers shifted a small amount of assets from commercial paper to short-term U.S. Government Agency securities to capture incrementally higher yields on these very liquid instruments. By the end of June, 74.1% of the portfolio was invested in commercial paper, 6.6% was invested in Certificates of Deposit and 14.7% was invested in U.S. Government Agency securities. The balance of the portfolio was invested in other short-term money market securities.
   Looking forward, Giuliano and Mahaney currently expect economic growth to remain positive and inflation to remain low. In addition, the portfolio co-managers believe that Y2K issues are being successfully addressed. Serious preparation has been underway for some time by the Federal Reserve, the Bond Market Association, and the Investment Company Institute, including the addition of $50 billion in currency and the broadening of repurchase agreement collateral and maturities. This widespread commitment to maintain efficient, liquid markets, contributes to the portfolio co-managers confidence in the U.S. capital markets and their ability to produce competitive returns consistent with appreciation of capital.

*4.33%, 4.59%, and 4.72% were the average annual total returns for the 1-, 5-, and 10-year periods ended June 30, 1999. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results.

 Although the Portfolio is managed to maintain a stable net asset value per share of $1.00, the investment return and principle value of an investment may fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The value of the Portfolio's shares, like the share values of all other mutual funds, is neither insured nor guaranteed by the U.S. Government. Neuberger Berman Management Inc. currently absorbs certain operating expenses of the Portfolio. Absent such arrangement, which is subject to change, the total returns would have been less. The performance information does not reflect separate account and insurance policy fees and expenses.

 Portfolio Current and Effective Yields ending 6/30/99 were 4.04% and 4.12% respectively.

 The IBC/Taxable-First Tier Average is an unweighted average of 298 money market mutual funds. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gains distributions. The Portfolio invests in many securities not included in the above-described index.

 The composition, industries and holdings of the Portfolio are subject to change.

 Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  15,269,996
      Receivable for Trust shares sold                         45
                                                    --------------
                                                       15,270,041
                                                    --------------
LIABILITIES
      Dividends payable                                    49,235
      Accrued expenses                                     19,450
      Payable for Trust shares redeemed                     2,426
      Payable to administrator -- net (Note B)                212
                                                    --------------
                                                           71,323
                                                    --------------
NET ASSETS at value                                 $  15,198,718
                                                    --------------

NET ASSETS consist of:
      Par value                                     $      15,200
      Paid-in capital in excess of par value           15,185,068
      Accumulated net realized losses on
       investment                                          (1,550)
                                                    --------------
NET ASSETS at value                                 $  15,198,718
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     15,200,268
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $   370,672
                                                    ------------
    Expenses:
      Administration fee (Note B)                        29,688
      Shareholder reports                                12,508
      Custodian fees                                      5,000
      Legal fees                                            422
      Trustees' fees and expenses                           381
      Registration and filing fees                          176
      Auditing fees                                         126
      Miscellaneous                                         719
      Expenses from Series (Notes A & B)                 38,702
                                                    ------------
        Total expenses                                   87,722
      Expenses reimbursed by administrator and
       reduced by custodian fee expense offset
       arrangement (Note B)                             (12,822)
                                                    ------------
        Total net expenses                               74,900
                                                    ------------
        Net investment income                           295,772
                                                    ------------
REALIZED LOSS ON INVESTMENTS FROM SERIES (NOTE A)
    Net realized loss on investment securities              (26)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   295,746
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                           Six Months
                                              Ended
                                            June 30,       Year Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    295,772    $    678,204
    Net realized loss on investments
      from Series (Note A)                         (26)             (9)
                                          -----------------------------
    Net increase in net assets resulting
      from operations                          295,746         678,195
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (295,772)       (678,204)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                2,029,887       8,196,907
    Proceeds from reinvestment of
      dividends                                301,835         678,234
    Payments for shares redeemed            (1,962,499)     (7,486,052)
                                          -----------------------------
    Net increase from Trust share
      transactions                             369,223       1,389,089
                                          -----------------------------
NET INCREASE IN NET ASSETS                     369,197       1,389,080
NET ASSETS:
    Beginning of period                     14,829,521      13,440,441
                                          -----------------------------
    End of period                         $ 15,198,718    $ 14,829,521
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                     2,029,887       8,196,907
    Issued on reinvestment of dividends        301,835         678,234
    Redeemed                                (1,962,499)     (7,486,052)
                                          -----------------------------
    Net increase in shares outstanding         369,223       1,389,089
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Liquid Asset Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
      It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($1,012, $496, and $16, expiring in 2002, 2005, and 2006, respectively, determined as of December 31, 1998), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences

Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
6) OTHER: All net investment income and realized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1999, such excess expenses amounted to $12,633.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $189.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1999, additions and reductions in the Fund's investment in its Series amounted to $1,791,448 and $1,874,767, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.

                                            Six Months
                                              Ended
                                             June 30,
                                               1999                   Year Ended December 31,
                                          (UNAUDITED)(1)   1998(1)   1997(1)   1996(1)  1995(1)   1994
                                          --------------------------------------------------------------
Net Asset Value, Beginning of Period          $.9999       $.9999    $.9999    $1.0000  $ .9997  $1.0009
                                          --------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                      .0198        .0456     .0461      .0443    .0493    .0328
    Net Gains or Losses on Securities             --           --        --     (.0001 (2)   .0003      --
                                          --------------------------------------------------------------
      Total From Investment Operations         .0198        .0456     .0461      .0442    .0496    .0328
                                          --------------------------------------------------------------
Less Distributions
    Dividends (from net investment
 income)                                      (.0198)      (.0456)   (.0461)    (.0443)  (.0493)  (.0328)
    Distributions (from net capital
 gains)                                           --           --        --         --       --   (.0012)
                                          --------------------------------------------------------------
      Total Distributions                     (.0198)      (.0456)   (.0461)    (.0443)  (.0493)  (.0340)
                                          --------------------------------------------------------------
Net Asset Value, End of Period                $.9999       $.9999    $.9999    $ .9999  $1.0000  $ .9997
                                          --------------------------------------------------------------
Total Return(3)                                +1.99%(4)    +4.66%    +4.71%     +4.52%   +5.04%   +3.46%
                                          --------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
 millions)                                    $ 15.2       $ 14.8    $ 13.4    $  13.5  $  31.9  $   5.3
                                          --------------------------------------------------------------
    Ratio of Gross Expenses to Average
 Net Assets(5)                                  1.01%(6)     1.01%     1.01%      1.01%    1.02%      --
                                          --------------------------------------------------------------
    Ratio of Net Expenses to Average Net
 Assets(7)                                      1.01%(6)     1.00%     1.00%      1.00%    1.01%    1.02%
                                          --------------------------------------------------------------
    Ratio of Net Investment Income to
 Average Net Assets                             3.99%(6)     4.56%     4.61%      4.44%    4.90%    3.28%
                                          --------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Fund shares.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) Not annualized.
5) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.
7) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                 Six Months
                                                    Ended
                                                  June 30,                    Year Ended December 31,
                                                    1999          1998       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------------
Net Expenses                                          1.18%       1.14%      1.12%      1.21%      1.25%      1.03%

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

Principal                                          Rating
 Amount                                      Moody's       S&P       Value(1)
---------                                  -----------  ---------  ------------
           U.S. GOVERNMENT AGENCY
           SECURITIES (14.7%)
$1,765,000 Freddie Mac, Discount Notes,
           4.70%-4.78%, due
           7/14/99-11/2/99                     AGY         AGY     $  1,749,654
  500,000  Federal Home Loan Bank, Notes,
           4.97%, due 2/16/00                  AGY         AGY          500,000
                                                                   ------------
           TOTAL U.S. GOVERNMENT AGENCY
           SECURITIES                                                 2,249,654
                                                                   ------------
           ASSET-BACKED COMMERCIAL PAPER
           (7.9%)
  700,000  Enterprise Funding Corp.,
           5.03%, due 7/1/99                   P-1        A-1+          700,000
  500,000  Asset Securitization
           Cooperative Corp., Variable
           Rate Notes, 5.37%, due 3/28/00      P-1        A-1+          500,000
                                                                   ------------
           TOTAL ASSET-BACKED COMMERCIAL
           PAPER                                                      1,200,000
                                                                   ------------
           CORPORATE COMMERCIAL PAPER
           (66.2%)
  720,000  Lucent Technologies, Inc.,
           4.95%, due 7/2/99                   P-1         A-1          719,901
  700,000  Warner-Lambert Co., 5.35%, due
           7/2/99                              P-1        A-1+          699,896
  710,000  AT&T Corp., 4.93%, due 7/6/99       P-1        A-1+          709,514
  400,000  General Electric Capital
           Corp., 5.27%, due 7/6/99            P-1        A-1+          399,707
  670,000  Northern States Power Co.,
           5.00%, due 7/7/99                   P-1        A-1+          669,442
  725,000  Gannett Co., Inc., 5.00%, due
           7/8/99                              P-1        A-1+          724,295
  450,000  Ameritech Corp., 5.20%, due
           7/9/99                              P-1        A-1+          449,480
  640,000  Procter & Gamble Co., 4.95%,
           due 7/12/99                         P-1        A-1+          639,032
  200,000  Illinois Tool Works, Inc.,
           4.79%, due 7/13/99                  P-1        A-1+          199,681
  500,000  Florida Power Corp., 4.97%,
           due 7/16/99                         P-1        A-1+          498,965
  380,000  Kellogg Co., 4.94%, due
           7/16/99                             P-1        A-1+          379,218
  725,000  BellSouth Telecommunications,
           Inc., 4.95%, due 7/21/99            P-1        A-1+          723,006
  630,000  Campbell Soup Co., 5.12%, due
           7/22/99                             P-1        A-1+          628,118
  500,000  Kredietbank North America
           Finance Corp., 4.79%, due
           7/26/99                             P-1        A-1+          498,337
  550,000  Coca-Cola Co., 5.13%, due
           9/7/99                              P-1        A-1+          544,670
  700,000  Abbey National North America
           Corp., 5.02%, due 9/15/99           P-1        A-1+          692,581
  445,000  Ford Motor Credit Co., 5.04%,
           due 9/15/99                         P-1         A-1          440,265
  500,000  ANZ (Delaware) Inc., 4.80%,
           due 9/16/99                         P-1        A-1+          494,867
                                                                   ------------
           TOTAL CORPORATE COMMERCIAL
           PAPER                                                     10,110,975
                                                                   ------------
           CERTIFICATES OF DEPOSIT (6.6%)
  500,000  Bank of Montreal, Yankee C.D.,
           5.12%, due 4/10/00                  P-1        A-1+          499,887
  500,000  Bayerische Hypo-und
           Vereinsbank AG, Yankee C.D.,
           5.345%, due 5/24/00                 P-1        A-1+          499,806
                                                                   ------------
           TOTAL CERTIFICATES OF DEPOSIT                                999,693
                                                                   ------------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Liquid Asset Investments

Principal                                          Rating
 Amount                                      Moody's       S&P       Value(1)
---------                                  -----------  ---------  ------------
           CORPORATE DEBT SECURITIES
           (5.2%)
$ 300,000  Merrill Lynch & Co., Variable
           Rate Medium-Term Notes, Ser.
           B, 4.97875%, due 11/5/99            P-1        A-1+     $    299,966
  500,000  American Express Centurion
           Bank, Variable Rate Notes,
           5.10%, due 5/8/00                   P-1         A-1          500,000
                                                                   ------------
           TOTAL CORPORATE DEBT
           SECURITIES                                                   799,966
                                                                   ------------
           TOTAL INVESTMENTS (100.6%)                                15,360,288
           Liabilities, less cash,
           receivables and other assets
           [(0.6%)]                                                     (90,291)
                                                                   ------------
           TOTAL NET ASSETS (100.0%)                               $ 15,269,997
                                                                   ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments
1) Investment securities of the Series are valued at amortized cost, which approximates U.S. Federal income tax cost.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at value* (Note
       A) -- see Schedule of Investments            $  15,360,288
      Cash                                                  2,787
      Receivable for securities sold                      379,731
      Interest receivable                                  31,943
      Deferred organization costs (Note A)                  3,730
      Prepaid expenses and other assets                       133
                                                    --------------
                                                       15,778,612
                                                    --------------
LIABILITIES
      Payable for securities purchased                    500,000
      Accrued expenses                                      5,500
      Payable to investment manager (Note B)                3,115
                                                    --------------
                                                          508,615
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  15,269,997
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  15,269,997
                                                    --------------
NET ASSETS                                          $  15,269,997
                                                    --------------
*Cost of investments                                $  15,360,288
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $   370,672
                                                    ------------
    Expenses:
      Investment management fee (Note B)                 18,605
      Custodian fees (Note B)                            11,864
      Accounting fees                                     5,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                 2,214
      Trustees' fees and expenses                           375
      Auditing fees                                         333
      Legal fees                                            195
      Insurance expense                                      77
      Miscellaneous                                          39
                                                    ------------
        Total expenses                                   38,702
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (189)
                                                    ------------
        Total net expenses                               38,513
                                                    ------------
        Net investment income                           332,159
                                                    ------------
REALIZED LOSS ON INVESTMENTS
    Net realized loss on investment securities
     sold                                                   (26)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   332,133
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    332,159    $    745,584
    Net realized loss on investments               (26)             (9)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                           332,133         745,575
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                1,791,448       7,186,759
    Reductions                              (1,874,767)     (6,783,897)
                                          -----------------------------
    Net increase (decrease) in net
     assets resulting from transactions
     in investors' beneficial interests        (83,319)        402,862
                                          -----------------------------
NET INCREASE IN NET ASSETS                     248,814       1,148,437
NET ASSETS:
    Beginning of period                     15,021,183      13,872,746
                                          -----------------------------
    End of period                         $ 15,269,997    $ 15,021,183
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Liquid Asset Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized on a straight-line basis over a five-year period. At June 30, 1999, the unamortized balance of such expenses amounted to $3,730.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.25% of the first $500 million of the Series' average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $189.

NOTE C -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                      Six Months
                                                         Ended                                           Period from
                                                       June 30,                                       May 1, 1995(1) to
                                                         1999            Year Ended December 31,         December 31,
                                                      (UNAUDITED)      1998       1997       1996            1995
                                                     -------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                        .52%(3)       .55%       .55%       .54%             .56%(3)
                                                     -------------------------------------------------------------------
    Net Expenses                                             .52%(3)       .55%       .55%       .54%             .55%(3)
                                                     -------------------------------------------------------------------
    Net Investment Income                                   4.46%(3)      5.00%      5.05%      4.88%            5.31%(3)
                                                     -------------------------------------------------------------------
Net Assets, End of Period (in millions)                    $15.3         $15.0      $13.9      $13.6            $32.2
                                                     -------------------------------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.